Cash and cash equivalents (Narrative) (Details) $ in Thousands, $ in Thousands, $ in Thousands	Apr. 30, 2026 CAD ($)	Apr. 30, 2026 MXN ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 MXN ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents			$ 427,310			$ 96,016	$ 27,316
Term deposits			$ 305,434			$ 61,623
Bottom of range [Member]
Cash And Cash Equivalent [Line Items]
Interest rate on term deposits	2.87%	2.87%	2.87%	3.14%	3.14%	3.14%
Top of range [Member]
Cash And Cash Equivalent [Line Items]
Interest rate on term deposits	4.39%	4.39%	4.39%	3.25%	3.25%	3.25%
MXN [Member]
Cash And Cash Equivalent [Line Items]
Cash		$ 81,141	$ 4,662		$ 32,254	$ 1,567
CAD [Member]
Cash And Cash Equivalent [Line Items]
Cash	$ 75,928		$ 55,731	$ 108,679		$ 79,288